LAND USE RIGHT (Tables)	12 Months Ended
Dec. 31, 2017
Finite-Lived Intangible Assets, Net [Abstract]
Schedule of land use right at cost less accumulated amortization
	December 31, 2017	December 31, 2016
Land use right	$1,429,142	$1,339,137
Less: accumulated amortization	(342,994)	(267,827)
Land use right, net	$1,086,148	$1,071,310

Schedule of estimated future amortization expenses
Year ending December 31
2018	$57,166
2019	57,166
2020	57,166
2021	57,166
2022	57,166
Thereafter	800,320
Total estimated future amortization expenses	$1,086,148